INVENTORIES (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Inventory Write-down					$ 38,860	$ 43,009
Cost of Goods and Services Sold	$ 384,073	$ 59,825	$ 637,236	$ 89,125	$ 402,665	388,756
Inventory Cost [Member]
Cost of Goods and Services Sold	$ 342,345	$ 58,600	$ 579,354	$ 87,900
InMotion Products [Member]
Inventory Write-down						$ 124,416